Average Annual Total Returns - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2022
Fidelity Advisor Strategic Real Return Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.88%
Past 5 years	4.68%
Past 10 years	2.97%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.66%
Past 5 years	2.97%
Past 10 years	1.66%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.47%
Past 5 years	2.83%
Past 10 years	1.69%
Fidelity Advisor Strategic Real Return Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	13.65%
Past 5 years	4.74%
Past 10 years	2.77%
Fidelity Advisor Strategic Real Return Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.85%
Past 5 years	4.67%
Past 10 years	2.96%
Fidelity Advisor Strategic Real Return Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.86%
Past 5 years	5.83%
Past 10 years	3.66%
Fidelity Advisor Strategic Real Return Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.93%
Since Inception	7.34%	[1]
LB124
Average Annual Return:
Past 1 year	5.96%
Past 5 years	5.34%
Past 10 years	3.09%
F0665
Average Annual Return:
Past 1 year	14.66%
Past 5 years	5.51%
Past 10 years	3.37%

[1]	A From October 2, 2018